CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	¥ (1,191,213)	¥ (669,214)	¥ (442,083)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of debt issuance and commitment cost and debt discount	200,069	160,699	99,380
Depreciation and amortization	2,616,898	1,638,474	1,142,032
Operating lease cost relating to prepaid land use rights	40,422	20,412
Net gain on disposal of property and equipment	(1,763)	(256)	(703)
Share-based compensation expenses	391,275	333,686	189,756
Gain from purchase price adjustment	(7,010)	(55,154)
Loss from equity method investment	968	3,375	1,213
Allowance for doubtful accounts	10,070	2,037	274
Deferred tax benefit	(48,463)	(89,739)	(50,172)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(37,992)	(465,189)	(342,191)
VAT recoverable	(631,562)	(463,630)	(323,044)
Prepaid expenses	(35,192)	(53,933)	(13,320)
Other current assets	(55,452)	65,756	(8,095)
Other non-current assets	(53,702)	(72,099)	(8,678)
Accounts payable	35,496	119,163	22,540
Deferred revenue	24,470	6,285	31,417
Accrued expenses and other payables	(121,828)	(139,891)	(20,434)
Other long-term liabilities	15,190	9,015	1,299
Operating leases	50,682	(28,910)	14,245
Net cash provided by operating activities	1,201,363	320,887	293,436
Cash flows from investing activities
Payments for purchase of property and equipment and land use rights	(9,700,536)	(8,037,002)	(4,557,686)
Cash acquired from the business combinations	57,236	4,801	12,091
Cash paid for the business combinations	(3,451,941)	(1,172,518)	(190,066)
Cash paid for the asset acquisitions	(179,770)	(180,910)	(363,939)
Cash paid for equity investments	(3,000)	(4,500)	(6,000)
Receipts from collection of loans	20,866
Deposits and prepayments for potential acquisitions	(435,804)	(4,300)	(30,700)
Proceeds from sale of property and equipment	1,411	16,422	5,069
Net cash used in investing activities	(13,691,538)	(9,378,007)	(5,131,231)
Cash flows from financing activities
Proceeds from short-term borrowings	3,775,353	1,156,215	467,744
Proceeds from long-term borrowings	12,409,833	6,939,140	5,000,510
Repayment of short-term borrowings	(902,659)	(438,925)	(758,941)
Repayment of long-term borrowings	(5,177,495)	(4,187,184)	(1,968,913)
Payment of issuance cost and commitment cost of borrowings	(150,008)	(158,480)	(156,742)
Proceeds from exercise of stock options	2,082	78,748	55,469
Net proceeds from issuance of ordinary shares		15,974,517	4,934,126
Net proceeds from issuance of redeemable preferred shares			989,349
Payment of redeemable preferred shares dividends	(49,221)	(65,489)	(25,014)
Capital contribution from non-controlling shareholders	225,948	105,000
Payments under finance leases and other financing obligations	(265,481)	(198,234)	(289,467)
Proceeds from other financing arrangements	50,312	1,079,370	302,761
Payment for purchase of property and equipment through vendor financing	(808,200)	(92,299)	(68,864)
Payment of contingent consideration for acquisition of subsidiaries	(926,196)	(48,718)	(120,079)
Payment for acquisition of non-controlling interests	(65,113)
Net cash provided by financing activities	8,119,155	20,143,661	8,361,939
Effect of exchange rate changes on cash and restricted cash	(95,542)	(566,874)	164,370
Net increase (decrease) in cash and restricted cash	(4,466,562)	10,519,667	3,688,514
Cash and restricted cash at beginning of year	16,492,929	5,973,262	2,284,748
Cash and restricted cash at end of year	12,026,367	16,492,929	5,973,262
Supplemental disclosures of cash flow information
Interest paid	1,538,974	1,113,443	841,388
Income tax paid	252,071	211,612	17,031
Supplemental disclosures of non-cash investing and financing activities
Non-cash effect of acquisitions of subsidiaries	2,044,575	718,546	239,096
Settlement of liability-classified restricted share award	¥ 11,147	10,089	¥ 7,984
Conversion of convertible bonds		¥ 65